INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

22.    INTANGIBLE ASSETS

Software
Thousand USD
COST
At January 1, 2015	558

Additions	241
Disposals	(498)
Exchange adjustments	(62)

At December 31, 2015	239

Additions	40
Disposals	(32)
Exchange adjustments	5

At December 31, 2016	252

Additions	42
Disposals	(1)
Exchange adjustments	(12)

At December 31, 2017	281

AMORTIZATION
At January 1, 2015	338

Charge for the year	102
Eliminated on disposals	(312)
Exchange adjustments	(36)

At December 31, 2015	92

Charge for the year	71
Eliminated on disposals	(31)
Exchange adjustments	(2)

At December 31, 2016	130

Charge for the year	44
Eliminated on disposals	(1)
Exchange adjustments	(18)

At December 31, 2017	155

CARRYING VALUES
At December 31, 2015	147

At December 31, 2016	122

At December 31, 2017	126

Most of the above intangible assets are software systems for solar park monitoring, which have finite useful lives. Such intangible assets are amortized on a straight-line basis over 5 years.